Bank loans:	12 Months Ended
Dec. 31, 2017
Disclosure of loans and advances to banks [Abstract]
Disclosure of loans and advances to banks [text block]
Note 11 - Bank loans:

At December 31, 2017, the Company has used the total amount of these credit lines as shown below:

									Term
	Credit line		Credit line		Principal		Commissions and						Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value

BBVA Bancomer, S. A. (*)			Ps	2,000,000	Ps		Ps	14,875	Ps	14,875	Ps	2,000,000	Ps	2,089,786
BBVA Bancomer, S. A				4,000,000		4,000,000
Santander				2,000,000				(10,576)		2,957		1,986,467		2,091,065
BBVA Bancomer, S. A. *	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,540,499
Bank of America Merrill
Lynch (*)	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,535,374

Total Mexico	USD	145,000	Ps	10,851,120	Ps.	4,000,000	Ps	10,729	Ps	29,182	Ps	6,832,667	Ps.	7,256,724

Bancolombia	COP	150,000,000		1,295,381				(2,595	Ps.	103,100	Ps.	1,189,686	Ps.	1,204,983
CorpBanca		102,000,000		718,021				(633)		2,840		810,284		819,389
Banco Bogotá		37,000,000		813,757				(1,047)		34,159		714,374		297,229
Banco Davivienda		90,000,000		328,112				(1,159)		2,488		292,905		722,990
Banco de Occidente		37,000,000		295,186				(1,258)		1,031		292,898		297,229
Banco Popular		8,000,000		63,824				(941)		369		62,514		64,266
Banco AV Villas		8,000,000		63,824				(49)		223		63,552		64,266
Serfinansa		8,000,000		63,824				(1,243)		79		62,502		64,266

Total Airplan	COP	440,000,000	Ps	3,641,929			Ps	(8,925)	Ps	144,289	Ps	3,488,715	Ps	3,534,614

			Ps	14,493,049	Ps	4,000,000	Ps	1,804	Ps.	173,471	Ps	10,321,382	Ps	10,791,338

(*) The following variables were used to determine the fair values of the loans at December 31, 2017:

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps.605,382. See Note 1.

Mexico:

FRA LIBOR Curve 6months
FRA TIIE curve 28
LIBOR discount curve 3 months
Implicit curve weights
Probability of default ASUR

Airplan:

Spot rate (DTF) at the start date of each of the provisions
Colombia reference rate

Level 2 of fair value hierarchy.

At December 31, 2016, the Company used the total amount of these credits as shown below:

								Term
	Credit line		Credit line		Principal	Commissions and						Fair
Bank	used in dollars		used in pesos		amortization	interests - Net		Short		Long		value

BBVA Bancomer, S. A. (*)	USD	107,500	Ps	2,216,585	Ps	Ps	13,803	Ps	29,168	Ps	2,201,220	Ps	2,387,179
Bank of America Merrill
Lynch (*)		107,500		2,216,585			13,803		29,168		2,201,220		2,378,451

	USD	215,000	Ps	4,433,170	Ps	Ps	27,606	Ps	58,336	Ps	4,402,440	Ps	4,765,630

(*)	The variables used to determine the fair values of loans are:
6-month LIBOR curve
LIBOR discount curve rating B
Credit risk of PIP credit curves

Additionally, the calculation is prepared on the basis of a Bloomberg LIBOR discount rate, with the fair value at hierarchy level 2.

Mexico:

On July 17, 2015, the Company agreed on several lines of credit with BBVA Bancomer and Bank of America Merrill Lynch in the amount of USD215 million (Ps.3,397.0 million at an exchange rate of Ps.15.80 as of July 17,2015). The loan will be amortized in nine payments, from July 2018 to July 2022. The loan was denominated in US dollars and was subject to LIBOR plus 1.85%. On November 16, 2017, the Company paid USD70 million (Ps.1,376.2 million at an exchange rate of Ps.19.66) toward the principal and canceled the remaining portion of the loan, in order to renegotiate new loans with both banks for USD72.5 million (Ps.1,425.3 million at an exchange rate of Ps.19.66) from each. The loans are for a five-years period and mature on November 16, 2022. The loans are denominated in US dollars and are subject to LIBOR plus a spread of 1.525% and LIBOR plus a spread of 1.45%, respectively.

The credit lines may be used for general corporate purposes and to finance capital expenditures related to the PMD. At December 31, 2017, the Company had not made capital payments.

On July 31, 2017, Cancún Airport entered into a loan with BBVA Bancomer in the amount of Ps 4,000 million. The term of the loan was one year, which would be amortized in a single payment on July 31, 2018. The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period of July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018. The credit was used for general corporate purposes.

In October 2017, the Company restructured the debt with BBVA Bancomer, liquidating Ps 4,000 million, and incurring with the same institution a loan of Ps 2,000 million. The new loan is payable in seven years and will be paid in nine semiannual payments from October 2020 to October 2024 at the rate of 28-day TIIE plus 1.25 points.

In October 2017, the Company acquired a loan with Banco Santander of Ps 2,000 million. The term of the loan is five years, with maturity on October 27, 2022~~,~~ and will be paid in one payment at the maturity date at the rate of 28 days TIIE plus 1.25 points.

Airplan:

On June 1, 2015, the Company incurrred a new long-term syndicated loan of COP440,000,000 Colombian pesos payable in 12 years with a three-year grace period for the payment of principal.

Financial obligations

Mexico:

Under the terms of the peso credit granted by BBVA Bancomer, the Company is required to maintain a level of consolidated leverage no greater than 3.5x, calculated as a total financial debt between the UAFIDA (pretax operating profit, the interest expense, plus depreciation, plus amortization at the consolidated level) for the 12 months prior to each quarter closing and minimum interest coverage ratio of 3.0x, calculated as the UAFIDA between financial expenses associated with the total financial debt for the twelve months preceding each quarter closing.

Under the terms of the peso credit granted by Santander, the Company is required to maintain a level of leverage on the last day of each fiscal quarter not greater than 3.5x and a minimum interest coverage ratio of 3.0x. Both ratios must be calculated for the 12 months prior to each quarter.

The Company must refrain from creating, incurring, assuming or generating any liens on its goods, assets and rights, and from assuming obligations on behalf of third parties, or from acting as guarantor or granting any type of real personal or fiduciary guarantees to secure obligations on its behalf or on the behalf of third parties that are relevant or may have a relevant adverse effect on the payment of the loan.

As part of the terms of the loan made by BBVA Bancomer and Bank of America Merrill Lynch, the Company and its subsidiaries are required to keep a consolidated leverage level equal to or below 3.50:1.00 and a consolidated interest hedging index equal to or below 3.00:1.00 on the last day of each tax quarter. In the event of breach of the foregoing, the loan limits the capacity to pay dividends to the shareholders. Additionally, in the event of breach, all amounts due under the loan may be claimed and must be payable immediately.

During the term of the loan made by BBVA Bancomer and Merrill Lynch, the Company and its subsidiaries are not authorized to place a lien on any of the properties or sell any assets equivalent to more than 10% of the total assets consolidated in the most recent tax quarter prior to the sale or make any fundamental changes to the corporate structure..

Airplan:

The Company is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP$440,000,000 Colombian pesos.

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

The Company is in compliance with the financial obligations and clauses of all loans at December 31, 2017 and 2016.